CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 136,495	$ 62,909
Accounts receivable, trade	3,123	5,235
Due from related parties (Notes 2 and 6)	1,525	1,196
Inventories	3,640	4,717
Prepaid expenses and other assets	6,299	7,243
Vessel held for sale (Note 3)	9,010	23,361
Total current assets	160,092	104,661
FIXED ASSETS:
Vessels, net (Note 3)	690,819	716,178
Property and equipment, net (Note 4)	21,629	21,704
Total fixed assets	712,448	737,882
OTHER NON-CURRENT ASSETS:
Restricted cash (Note 5)	18,500	20,000
Other non-current assets	499	719
Deferred charges, net (Note 3)	8,095	9,148
Total assets	899,634	872,410
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs, current (Note 5)	41,082	39,217
Accounts payable, trade and other	9,078	8,558
Due to related parties (Note 2)	745	484
Accrued liabilities	7,508	10,488
Deferred revenue	3,890	2,842
Total current liabilities	62,303	61,589
Long-term debt, net of current portion and deferred financing costs, non-current (Note 5)	420,433	381,097
Other non-current liabilities	1,165	1,154
Commitments and contingencies (Note 6)
STOCKHOLDERS' EQUITY:
Preferred stock (Note 7(a))	26	26
Common stock, $0.01 par value; 200,000,000 shares authorized and 91,535,002 and 89,275,002 issued and outstanding at June 30, 2021 and December 31, 2020, respectively (Note 7(b))	915	893
Additional paid-in capital	1,008,669	1,020,164
Accumulated other comprehensive income	69	69
Accumulated deficit	(593,946)	(592,582)
Total stockholders' equity	415,733	428,570
Total liabilities and stockholders' equity	$ 899,634	$ 872,410